TAXES RECEOVERABLE (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of income taxes recoverable and Canadian sales taxes
	September 30, 2021	December 31, 2020
VAT recoverable	$699	$2,328
GST recoverable	23	16
Income taxes recoverable	2,578	2,700
	$3,300	$5,044